[LETTERHEAD OF CLIFFORD CHANCE US LLP]

May 8, 2008

VIA EDGAR

Larry Greene, Esq.
Securities and Exchange Commission
101 F Street
Washington, D.C. 20549

Re:	The Turkish Investment Fund, Inc. (the ‘‘Fund’’) (File No. 811-05921)

Dear Mr. Greene:

On behalf of the Fund, we transmit for filing under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each as amended, a preliminary copy of the following documents:

(i)	a notice of meeting, proxy statement and form of proxy relating to a special meeting of stockholders of the Fund, in the form in which such material is to be furnished by the management of the Fund to the Fund’s stockholders; and

(ii)	Schedule 14A.

If you have any questions concerning the foregoing, please do not hesitate to contact me at (212) 878-4988.

Best Regards,

/s/ Allison M. Harlow

Allison M. Harlow

cc:    Joanne Doldo